Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents in banks	$ 361,580	$ 425,017
Time deposits	173,591	49,527
Cash and cash equivalents	$ 535,171	$ 474,544	$ 286,184	$ 147,153